Significant Accounting Policies - Narratives (Details)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Four Health Plan Customer | Revenue | Customer Concentration
Concentration Risk
Percentage of total revenue (as a percent)	0.61%	0.68%